UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21606

Centaur Mutual Funds Trust

(Exact name of registrant as specified in charter)

470 Park Avenue South, 9th Floor	New York, NY 10016
(Address of principal executive offices)	(Zip code)

Ultimus Fund Solutions, LLC

Attn: Simon H. Berry, Esq.

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:	1-513-587-3400

Date of fiscal year end:	10/31

Date of reporting period:	7/31/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CENTAUR TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

July 31, 2019 (Unaudited)

COMMON STOCKS — 50.17%	Shares	Fair Value

Communication Services — 3.18%
Altice USA, Inc., Class A(a)	5,000	$129,050
Comcast Corporation, Class A	2,500	107,925
Sinclair Broadcast Group, Inc., Class A	2,000	100,500
		337,475
Consumer Discretionary — 7.43%
Adidas Ag - ADR	800	127,568
Deckers Outdoor Corporation(a)	800	125,024
Hilton Worldwide Holdings, Inc.	900	86,895
Home Depot, Inc. (The)	400	85,476
LGI Homes, Inc.(a)	1,200	84,348
Planet Fitness, Inc., Class A(a)	800	62,928
Rent-A-Center, Inc.(a)	4,000	108,120
Tractor Supply Company	1,000	108,810
		789,169
Consumer Staples — 4.50%
Estée Lauder Companies, Inc. (The), Class A	400	73,676
Kimberly-Clark Corporation	500	67,825
Monster Beverage Corporation(a)	800	51,576
Nestlé S.A. - ADR	1,000	106,080
Sysco Corporation	1,000	68,570
Walmart, Inc.	1,000	110,380
		478,107
Energy — 2.72%
Alliance Resource Partners, LP	5,000	87,650
Cosan Ltd., Class A(a)	4,000	58,680
Kinder Morgan, Inc.	2,000	41,240
Sunoco LP	3,000	101,370
		288,940
Financials — 6.35%
Chimera Investment Corporation	4,000	77,120
Discover Financial Services	1,000	89,740
LPL Financial Holdings, Inc.	1,000	83,870
Moody's Corporation	400	85,736
New Residential Investment Corporation	5,000	78,450
PennyMac Mortgage Investment Trust	3,000	66,090
Santander Consumer USA Holdings, Inc.	3,500	94,185
Synchrony Financial	1,200	43,056

See accompanying notes which are an integral part of this schedule of investments.

Voya Financial, Inc.	1,000	56,170
		674,417
Health Care — 4.77%
Ensign Group, Inc. (The)	1,200	72,312
LHC Group, Inc.(a)	600	75,948
McKesson Corporation	500	69,475
Quest Diagnostics, Inc.	600	61,248
Roche Holding AG - ADR	2,500	83,875
Stryker Corporation	300	62,934
Zoetis, Inc.	700	80,423
		506,215
Industrials — 4.91%
Cintas Corporation	300	78,132
Cummins, Inc.	300	49,200
Federal Signal Corporation	2,000	62,300
Ingersoll-Rand plc	400	49,464
Insperity, Inc.	500	53,175
ManpowerGroup, Inc.	600	54,810
Oshkosh Corporation	700	58,499
Quanta Services, Inc.	1,500	56,130
Schneider Electric Se - ADR	3,500	60,165
		521,875
Information Technology — 9.70%
Automatic Data Processing, Inc.	700	116,564
Booz Allen Hamilton Holding Corporation	2,000	137,500
Broadcom, Inc.	400	115,996
Cisco Systems, Inc.	2,200	121,880
Euronet Worldwide, Inc.(a)	700	109,137
Mastercard, Inc., Class A	450	122,522
Microsoft Corporation	1,200	163,524
Sapiens International Corporation N.V.	5,000	80,450
Xperi Corporation	3,000	64,050
		1,031,623
Materials — 2.57%
CRH plc - ADR	2,700	90,072
MMC Norilsk Nickel PJSC - ADR	4,000	91,240
Rio Tinto plc - ADR	1,600	91,328
		272,640
Real Estate — 3.00%
American Tower Corporation, Class A	300	63,486
Americold Realty Trust	1,400	46,942
Public Storage	300	72,828
STORE Capital Corporation	2,000	68,420
Welltower, Inc.	800	66,496
		318,172

See accompanying notes which are an integral part of this schedule of investments.

Utilities — 1.04%
Black Hills Corporation	1,400	110,810

Total Common Stocks (Cost $5,047,902)		5,329,443

EXCHANGE-TRADED FUNDS - 38.43%

iShares 0-5 Year High Yield Corporate Bond ETF	13,500	628,695
iShares Broad USD High Yield Corporate Bond ETF	12,340	503,966
iShares Core U.S. Aggregate Bond ETF	1,850	205,905
iShares Fallen Angels USD Bond ETF	3,900	104,364
iShares iBoxx $ High Yield Corporate Bond ETF	7,800	678,054
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,900	236,227
SPDR Blackstone / GSO Senior Loan ETF	10,300	478,641
SPDR Bloomberg Barclays High Yield Bond ETF	5,875	637,966
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	22,400	608,160
Total Exchange-Traded Funds Cost ($4,045,820)		4,081,978

CORPORATE BONDS — 9.66%	Principal Amount

Energy — 2.50%
Total Capital International SA, 3.75%, 4/10/2024	$250,000	265,743

Financials — 4.80%
Bank of America Corporation, 3.30%, 1/11/2023	250,000	256,568
Loews Corporation, 2.63%, 5/15/2023	250,000	252,453
		509,021
Information Technology — 2.36%
Oracle Corporation, 2.40%, 9/15/2023	250,000	250,958

Total Corporate Bonds (Cost $979,228)		1,025,722

MONEY MARKET FUNDS - 1.60%
	Shares
Fidelity Investments Money Market Government Portfolio, Class I, 2.19%(b)	170,223	170,223

Total Money Market Funds (Cost $170,223)		170,223

Total Investments — 99.86% (Cost $10,243,173)		10,607,366

Other Assets in Excess of Liabilities — 0.14%		15,371

See accompanying notes which are an integral part of this schedule of investments.

NET ASSETS — 100.00%	$10,622,737

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of July 31, 2019.

ADR	- American Depositary Receipt
ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

As of July 31, 2019, the net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

Unrealized appreciation	$406,774
Unrealized depreciation	(73,186)
Net unrealized appreciation	333,588
Aggregate cost of securities for federal income tax purposes	$10,273,778

See accompanying notes which are an integral part of this schedule of investments.

Centaur Total Return Fund

Related Notes to Schedule of Investments

July 31, 2019 (Unaudited)

1. ORGANIZATION

The Centaur Total Return Fund (the “Fund”), is an active investment portfolio of The Centaur Mutual Funds Trust, (the “Trust”) which is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. The Fund is classified as diversified as defined in the 1940 Act.

The Fund commenced operations on March 16, 2005. The investment objective of the Fund is to seek maximum total return through a combination of capital appreciation and current income. The Fund invests in equity securities of companies that DCM Advisors, LLC (the “Adviser”) believes are undervalued in the securities markets, but which also offer high dividend yields relative to the average yields of the broad market averages.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company for financial reporting purposes under GAAP.

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Investment Valuation

The Fund’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

Fair Value Measurement

GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Centaur Total Return Fund

Related Notes to Schedule of Investments

July 31, 2019 (Unaudited)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the period ended July 31, 2019 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2019:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$5,329,443	$-	$-	$5,329,443
Exchange-Traded Funds	4,081,978	-	-	4,081,978
Corporate Bonds	-	1,025,722	-	1,025,722
Money Market Funds	170,223	-	-	170,223
Total	$9,581,644	$1,025,722	$-	$10,607,366

For the period ended July 31, 2019, there have been no significant changes to the Fund’s fair value methodologies. The Fund did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Centaur Mutual Funds Trust

By	/s/ David R. Carson
David R. Carson, Principal Executive Officer

Date	9/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	9/25/2019